Asset Retirement Obligations (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	$ 0.4
DCG Acquisition	12.6	$ 0.0
Obligations settled during the period	(0.2)	0.0
Accretion	0.1	0.0
Ending balance	12.9	0.4
Other Current Liabilities
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Amounts reported in other current liabilities	$ 0.3	0.1
Predecessor
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance		$ 0.4